Financial Instrument Risk Management - Notional Amount of Derivative Financial Instruments (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($) $ / shares	Dec. 31, 2023 CAD ($) $ / shares
Disclosure of detailed information about financial instruments [line items]
Total notional amount		$ 9,159,000,000
Average exchange rates during the reporting periods (in USD per share) | $ / shares	1.37	1.35
Average price of hedging instrument	69	66
Interest rate swap contracts | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Average fixed rate	0.04	0.04
Foreign currency swap contracts | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	$ 902,000,000	$ 868,000,000
Equity price risk | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	188,000,000	168,000,000
Derivatives
Disclosure of detailed information about financial instruments [line items]
Total notional amount	$ 74,954,000,000	$ 70,421,000,000
Average exchange rates during the reporting periods (in USD per share)	1.42	1.56
Derivatives | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	$ 1,090,000,000	$ 1,036,000,000
Derivatives | Derivative investments
Disclosure of detailed information about financial instruments [line items]
Total notional amount	73,864,000,000	69,385,000,000
Under 1 Year | Foreign currency swap contracts | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	888,000,000	828,000,000
Under 1 Year | Equity price risk | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	60,000,000	54,000,000
Under 1 Year | Derivatives
Disclosure of detailed information about financial instruments [line items]
Total notional amount	29,307,000,000	28,416,000,000
Under 1 Year | Derivatives | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	948,000,000	882,000,000
Under 1 Year | Derivatives | Derivative investments
Disclosure of detailed information about financial instruments [line items]
Total notional amount	28,359,000,000	27,534,000,000
1 to 5 Years | Foreign currency swap contracts | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	0	40,000,000
1 to 5 Years | Equity price risk | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	128,000,000	114,000,000
1 to 5 Years | Derivatives
Disclosure of detailed information about financial instruments [line items]
Total notional amount	13,379,000,000	11,279,000,000
1 to 5 Years | Derivatives | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	128,000,000	154,000,000
1 to 5 Years | Derivatives | Derivative investments
Disclosure of detailed information about financial instruments [line items]
Total notional amount	13,251,000,000	11,125,000,000
Over 5 Years | Foreign currency swap contracts | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	14,000,000	0
Over 5 Years | Equity price risk | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	0	0
Over 5 Years | Derivatives
Disclosure of detailed information about financial instruments [line items]
Total notional amount	32,268,000,000	30,726,000,000
Over 5 Years | Derivatives | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	14,000,000	0
Over 5 Years | Derivatives | Derivative investments
Disclosure of detailed information about financial instruments [line items]
Total notional amount	$ 32,254,000,000	$ 30,726,000,000